Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated April 22, 2024
to the

Buffalo Funds®
Prospectus dated July 28, 2023

Buffalo Discovery Fund
Buffalo Mid Cap Fund

This supplement amends the Prospectus of the Buffalo Funds dated July 28, 2023.

Effective April 15, 2024, Mr. Doug Cartwright and Mr. Josh West have been added as co-portfolio managers of the Buffalo Discovery Fund.

Also, effective April 15, 2024, Mr. Dave Carlsen has been added as a co-portfolio manager of the Buffalo Mid Cap Fund.

Mr. Carlsen will continue to serve as a co-portfolio manager of the Buffalo Discovery Fund. Mr. West and Mr. Cartwright will continue to serve as co-portfolio managers of the Buffalo Mid Cap Fund.

Buffalo Discovery Fund

The sub-section entitled “Summary Section – Buffalo Discovery Fund – Management – Portfolio Manager” is revised as follows:

Co-Portfolio Managers. The Discovery Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service as Portfolio Manager	Current Title
Dave Carlsen	20.5	Portfolio Manager
Doug Cartwright	*	Portfolio Manager
Josh West	*	Portfolio Manager
*Effective April 15, 2024, Mr. Cartwright and Mr. West became portfolio managers of the Discovery Fund.

Buffalo Mid Cap Fund

The sub-section entitled “Summary Section – Buffalo Mid Cap Fund – Management – Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Mid Cap Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service as Portfolio Manager	Current Title
Josh West	6.5	Portfolio Manager
Doug Cartwright	2	Portfolio Manager
Dave Carlsen	*	Portfolio Manager
*Effective April 15, 2024, Mr. Carlsen became a portfolio manager of the Mid Cap Fund.

The biographies under the sub-section entitled “Management – Portfolio Managers” are revised as follows:

Dave Carlsen, CFA, Co-Portfolio Manager. Mr. Carlsen has been an investment professional since 1992 and joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin and an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin. Mr. Carlsen holds a B.B.A. in Finance, Investments and Banking from the University of Wisconsin-Madison. Mr. Carlsen has served as a co-portfolio manager of the Growth Fund since 2007, the Discovery Fund since 2004 and the Mid Cap Fund since April 2024.

Doug Cartwright, CFA, Co-Portfolio Manager. Mr. Cartwright has been an investment professional since 2006 and joined KCM in 2013. Mr. Cartwright was formerly an equity analyst with Kellogg Asset Management and a credit analyst with Waddell & Reed Investment Management. Mr. Cartwright holds a B.A. in Business Administration from Baylor University and an M.B.A from the Wisconsin School of Business Applied Securities Analysis Program. Mr. Cartwright has served as co-portfolio manager of the Early Stage Growth Fund since 2015, the Mid Cap Fund since December 2021 and the Discovery Fund since April 2024.

Josh West, CFA, Co-Portfolio Manager. Mr. West has been an investment professional since 2005 and joined KCM in 2008. Previously, Mr. West was an equity investment analyst with Scout Investment Advisors in Kansas City, Missouri. Mr. West holds an M.B.A. from the University of Missouri-Columbia and B.S. from the University of Missouri-Columbia. Mr. West has served as a co-portfolio manager of the Mid Cap Fund since November 2017, the Growth Fund since April 2020 and the Discovery Fund since April 2024.

Please retain this Supplement with your Prospectus for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated April 22, 2024
to the

Buffalo Funds®
Statement of Additional Information (“SAI”)
dated July 28, 2023

Buffalo Discovery Fund
Buffalo Mid Cap Fund

This supplement amends the SAI of the Buffalo Funds dated July 28, 2023.

Effective April 15, 2024, Mr. Doug Cartwright and Mr. Josh West have been added as co-portfolio managers of the Buffalo Discovery Fund.

Also, effective April 15, 2024, Mr. Dave Carlsen has been added as a co-portfolio manager of the Buffalo Mid Cap Fund.

Mr. Carlsen will continue to serve as a co-portfolio manager of the Buffalo Discovery Fund. Mr. West and Mr. Cartwright will continue to serve as co-portfolio managers of the Buffalo Mid Cap Fund.

SAI

The sub-section entitled “Portfolio Managers of the Funds – Other Accounts Managed by Portfolio Managers” is revised to add the following co-portfolio managers to the applicable Buffalo Funds as follows:

	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo Discovery Fund
Doug Cartwright(2)	2	$235.3 million	0	N/A	0	N/A
Josh West(2)	2	$336.0 million	0	N/A	0	N/A

Buffalo Mid Cap Fund
Dave Carlsen(2)	2	$1,013.1 million	0	N/A	0	N/A
(1)    Some Buffalo Fund portfolio managers manage multiple portfolios within the Buffalo Funds series of mutual funds. All accounts listed in the category “Registered Investment Companies” are Buffalo Funds. Our portfolio managers do not manage portfolios for any other registered investment companies except the Buffalo Funds.

(2)    As of March 31, 2024.

The sub-section entitled “Portfolio Managers of the Funds – Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2023 (except as otherwise noted)” is revised to add the following co-portfolio managers to the applicable Buffalo Funds as follows:

Portfolio Manager	Dollar Range in Portfolio

Buffalo Discovery Fund
Doug Cartwright(1)	$50,001 - $100,000
Josh West(1)	$50,001 - $100,000

Buffalo Mid Cap Fund
Dave Carlsen(1)	$100,001 - $500,000
(1)    As of March 31, 2024.

Please retain this Supplement with your SAI for reference.